Summary of reconciliation of EBITDA and adjusted EBITDA (Details) - Schedule of reconciliation of EBITDA and adjusted EBITDA - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of reconciliation of EBITDA and adjusted EBITDA [Abstract]
Net income (loss) from continuing operations (in Dollars per share)	$ (29,567)	$ (17,702)
Income tax (expense) benefit		$ 6
Interest expense	(2,691)	(1,459)
Depreciation and amortization	(706)	(1,615)
Other expense	(188)	(8)
Foreign exchange gain (loss)	(222)	207
EBITDA	(25,760)	(14,833)
Impairment of intangible assets		(1,375)
Non-recurring project costs	(76)
Stock based compensation	(19,326)	(10,699)
Stock based financial expenses	(3,556)
Adjusted EBITDA	$ (2,802)	$ (2,760)